other long-term assets (Tables)	6 Months Ended
Jun. 30, 2019
other long-term assets
Schedule of other long-term assets

		June 30,	December 31,
As at (millions)	Note	2019	2018
Pension assets		$503	$503
Costs incurred to obtain or fulfill a contract with a customer		105	110
Portfolio investments [1]		70	70
Prepaid maintenance		45	55
Real estate joint venture advances	21(c )	86	69
Real estate joint ventures	21(c )	5	5
Derivative assets	4(d )	2	54
Other		103	120
		$919	$986
(1)	Fair value measured at reporting date using significant other observable inputs (Level 2).

Schedule of costs incurred to obtain and fulfill contracts with customers

	Three months			Six months
	Costs incurred to			Costs incurred to
	Obtain			Obtain
	contracts with	Fulfill contracts		contracts with	Fulfill contracts
Periods ended June 30, 2019 (millions)	customers	with customers	Total	customers	with customers	Total
Balance, beginning of period	$342	$15	$357	$356	$15	$371
Additions	70	1	71	131	2	133
Amortization	(75)	(1)	(76)	(150)	(2)	(152)
Balance, end of period	$337	$15	$352	$337	$15	$352
Current [1]	—	—	—	$242	$5	$247
Non-current	—	—	—	95	10	105
	—	—	—	$337	$15	$352
(1)	Presented on the Consolidated statements of financial position in prepaid expenses.